United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Premier Municipal Income Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS—99.2%
		Alabama--0.2%
$350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	$295,326
		Arizona—1.7%
1,000,000		Phoenix, AZ Civic Improvement Corp., Junior Lien Water System Revenue Bonds (Series 2009A), 5.00%, 7/1/2028	1,071,340
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	623,055
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	597,637
		TOTAL	2,292,032
		California--10.5%
2,500,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2028	2,602,275
2,000,000		California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	2,089,780
1,000,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	1,055,090
1,000,000		Chula Vista, CA, Industrial Development Refunding Revenue Bonds (Series 2004-B), 5.875% (San Diego Gas & Electric Co.), 2/15/2034	1,024,120
375,000		Chula Vista, CA, Industrial Development Refunding Revenue Bonds (Series 2004-D), 5.875% (San Diego Gas & Electric Co.), 1/1/2034	384,045
260,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	201,757
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Agency PRF 6/1/2013@100), 6/1/2042	912,435
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,568,610
2,000,000		Metropolitan Water District of Southern California, Water Refunding Revenue Bonds (Series 2009C), 5.00%, 7/1/2031	2,085,100
2,000,000		Regents of University of California, General Revenue Bonds (Series 2009Q), 5.25%, 5/15/2029	2,116,180
		TOTAL	14,039,392
		Colorado—4.4%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	911,847
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	848,770
500,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	477,085
320,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	340,829
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	305,535
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	626,395
665,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	499,900
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,189,400
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	623,450
		TOTAL	5,823,211
		Connecticut--1.0%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,019,762
275,000		Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	296,021
		TOTAL	1,315,783
		District of Columbia—1.7%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,302,050
		Florida—4.8%
540,000		Broward County, FL Airport System, Airport System Refunding Revenue Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	544,784
400,000	1	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/ (Original Issue Yield: 8.95%), 10/1/2033	496,692
1,235,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	827,166
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	285,032
1,000,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.25%, 10/1/2039	1,031,100
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,005,410
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	702,610
490,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	259,048
995,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	856,168
490,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	405,926
		TOTAL	6,413,936
		Georgia—1.8%
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,576,770
1,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/ (Original Issue Yield: 5.65%), 1/1/2030	804,130
		TOTAL	2,380,900
		Guam--0.3%
375,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	373,841
		Hawaii--1.6%
750,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	783,135
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,396,766
		TOTAL	2,179,901
		Illinois--4.2%
980,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	656,502
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.385%), 1/1/2028	2,525,625
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	790,140
420,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	262,777
1,000,000		Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	926,310
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	455,300
		TOTAL	5,616,654
		Indiana--1.1%
1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,515,301
		Kentucky--0.3%
325,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	329,472
		Louisiana--1.7%
2,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	2,262,000
		Maryland--0.3%
550,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	440,094
		Mississippi--1.2%
2,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee, Inc. INS), 3/1/2041	1,641,120
		Missouri--0.3%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	450,905
		New Jersey--0.4%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	462,180
216,400	3	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	5,410
		TOTAL	467,590
		New Mexico--0.6%
750,000	1,2	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	778,148
		New York—8.1%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	685,793
800,000	1	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	603,280
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,100,050
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.25% (Original Issue Yield: 5.50%), 6/15/2040	2,095,760
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2025	2,149,120
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2025	2,093,480
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.25% (Original Issue Yield: 5.44%), 11/15/2034	2,098,060
		TOTAL	10,825,543
		North Carolina--1.3%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,037,710
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	716,616
		TOTAL	1,754,326
		Ohio--1.7%
1,090,000		Ohio State Air Quality Development Authority, 5.70% (FirstEnergy Generation Corp.), 8/1/2020	1,122,090
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2026	537,110
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	533,530
		TOTAL	2,192,730
		Oregon--0.3%
500,000	1	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	341,635
		Pennsylvania—4.7%
935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,107,582
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	426,449
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	511,245
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,652,967
2,500,000		Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.30%), 8/1/2022	2,590,025
		TOTAL	6,288,268
		Puerto Rico--1.6%
2,000,000		Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.00% (Original Issue Yield: 6.25%), 8/1/2042	2,083,300
		South Carolina—0.8%
1,170,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,113,594
		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,748,320
		Tennessee—3.8%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Refunding Revenue Bonds (Series A), 7.50% (Mountain States Health Alliance)/(MBIA GIC & cash collateral PRF 7/1/2012@103), 7/1/2025	2,287,320
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,763,309
		TOTAL	5,050,629
		Texas—15.0%
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	599,116
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	296,462
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	397,057
1,500,000		Harris County, TX Flood Control District, LT GO Refunding Bonds (Series 2006A), 5.00%, 10/1/2026	1,602,180
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2022	2,093,640
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2009), 5.25%, 5/15/2029	1,536,555
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	497,270
10,000,000	4	Spring Branch, TX ISD, LT GO Bonds, 5.250%, 2/1/2034	10,493,800
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	401,295
1,985,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	2,002,746
		TOTAL	19,920,121
		Utah--0.8%
1,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2009A), 5.00%, 6/15/2027	1,078,600
		Virginia—3.6%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	778,070
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,683,080
1,200,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2028	1,292,376
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	994,940
		TOTAL	4,748,466
		Washington—10.7%
1,000,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	768,890
12,790,000	4	Washington State, UT GO Bonds (Series 2008A), 5.000%, 7/1/2030	13,460,708
		TOTAL	14,229,598
		West Virginia--1.0%
1,450,000		Pleasants County, WV County Commission, PCR Refunding Revenue Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,301,216
		Wisconsin—5.5%
510,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (United States Agency & Treasury PRF)/(Original Issue Yield: 6.35%), 6/1/2027	559,021
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,216,380
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.38%), 2/15/2032	2,762,460
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	156,067
500,000		Wisconsin State HEFA, Revenue Bonds , 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	423,785
500,000		Wisconsin State HEFA, Revenue Bonds , 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	415,065
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	852,460
		TOTAL	7,385,238
		Wyoming—0.9%
1,200,000		Sweetwater County, WY PCRB, PCR Refunding Bonds (Series 2006), 5.25% (Idaho Power Co.), 7/15/2026	1,222,848
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $134,998,823)	132,202,088
		SHORT-TERM MUNICIPALS--0.8%5
		New York--0.4%
500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.130%, 9/1/2009	500,000
		Pennsylvania--0.4%
600,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.150%, 9/1/2009	600,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,100,000
		TOTAL MUNICIPAL INVESTMENTS –100.0% (IDENTIFIED COST $136,098,823)6	133,302,088
		OTHER ASSETS AND LIABILITIES –NET7	(17,989,107)
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(36,575,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$78,737,981

At August 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At August 31, 2009, these restricted securities amounted to $2,219,755, which represented 1.7% of total market value.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”).  At August 31, 2009, these liquid restricted securities amounted to $778,148, which represented 0.6% of total market value.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$400,000	$496,692
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$341,635
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000	$603,280

3
Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions occurred on March 19, 2009 and August 12, 2009. The market value of the remaining par is adjusted to reflect the expected value of future distributions.

4	Underlying security in inverse floater structure.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6
At August 31, 2009, the cost of investments for federal tax purposes was $118,870,215. The net unrealized depreciation of investments for federal tax purposes was $2,669,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,848,439 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,518,140.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Funds' NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$-	$132,202,088	$-	$132,202,088
Short-Term Municipals	-	1,100,000	-	1,100,000
TOTAL SECURITIES	$-	$133,302,088	$-	$133,302,088

The following acronyms are used throughout this portfolio:

CDA	--Community Development Authority
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRB	-- Pollution Control Revenue Bond
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009